Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of defined benefit plans [line items]
Total quarter pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 1,964	$ 1,902	$ 1,960	$ 5,994	$ 6,042
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	62		48	187	144
Net interest (income) expense on net defined benefit (asset) liability	1		(5)	1	(14)
Past service cost (income)					(5)
Administrative expenses	1		1	3	3
Benefits expense	64		44	191	128
Canada and Quebec pension plan expense	22		23	75	70
Defined contribution expense	37		37	135	127
Total quarter pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	123		104	401	325
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	2		2	8	7
Net interest (income) expense on net defined benefit (asset) liability	8		10	24	29
Benefits expense	10		12	32	36
Total quarter pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 10		$ 12	$ 32	$ 36